Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ (873)	£ 246	£ (435)
Actuarial losses/(gains) arising from changes in demographic assumptions	42	(56)	(151)
Actuarial (gains)/losses arising from experience adjustments	(40)	15	(11)
Actuarial losses/(gains) arising from changes in financial assumptions	1,394	(674)	700
Pension remeasurement	£ 523	£ (469)	£ 103